Vanguard Managed Payout Growth Focus Fund
Vanguard Managed Payout Distribution Focus Fund

Supplement to the Prospectus

Reorganization of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund Into Vanguard Managed Payout Growth and Distribution Fund

The board of trustees of Vanguard Valley Forge Funds has approved an agreement and plan of reorganization (the Agreement) to reorganize Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund into Vanguard Managed Payout Growth and Distribution Fund (collectively, the Funds).

The reorganization will consolidate the assets of the Funds in order to simplify the Managed Payout Fund* lineup. It is anticipated that the larger combined fund will, over time, achieve economies of scale and could increase the ability for shareholders to receive ongoing stable distributions based on expected market conditions.

The reorganization does not require shareholder approval, and the closing of the reorganization is expected to occur on or about January 17, 2014. Prior to the closing, a combined information statement/prospectus will be issued to shareholders of the Growth Focus Fund and the Distribution Focus Fund. The combined information statement/prospectus will describe the reorganization, provide a description of the Growth and Distribution Fund, and include a comparison of the Funds.

*U.S. Patent Nos. 8,180,695 and 8,185,464.

(over, please)

Under the Agreement, shareholders of the Growth Focus Fund and Distribution Focus Fund after the closing will receive Investor Shares of the Growth and Distribution Fund in exchange for their shares of the Growth Focus Fund and the Distribution Focus Fund. The Growth and Distribution Fund will be renamed Vanguard Managed Payout Fund after the completion of the reorganization, and the Growth Focus Fund and the Distribution Focus Fund will cease operations.

It is anticipated that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Closed to New Accounts

Effective immediately, the Growth Focus Fund and Distribution Focus Fund are closed to new accounts, and they will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1497A 102013

Vanguard Managed Payout Growth and Distribution Fund

Supplement to the Prospectus

Reorganization of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund Into Vanguard Managed Payout Growth and Distribution Fund

The board of trustees of Vanguard Valley Forge Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) to reorganize Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund into Vanguard Managed Payout Growth and Distribution Fund (collectively, the Funds).

The reorganization will consolidate the assets of the Funds in order to simplify the Managed Payout Fund* lineup. It is anticipated that the larger combined fund will, over time, achieve economies of scale and could increase the ability of shareholders to receive ongoing stable distributions based on expected market conditions.

The reorganization does not require shareholder approval, and the closing of the reorganization is expected to occur on or about January 17, 2014.

The following changes will take effect immediately after the closing of the reorganization:

Fund Name. Vanguard Managed Payout Growth and Distribution Fund will be renamed Vanguard Managed Payout Fund.

Investment Objective. The Fund’s investment objective will be revised to: “The Fund will make monthly cash distributions while seeking to have these distributions and the invested capital keep pace with inflation over time.”

Annual Distribution Rate. The Fund will adopt a managed distribution policy with a 4% annual distribution rate that will be applied to a hypothetical account value based on the Fund’s average performance over the previous three years.

*U.S. Patent Nos. 8,180,695 and 8,185,464.

(over, please)

In the More on the Funds section of the Prospectus, the following will be added under “Managed Distribution Policy”:

The January 2014 distribution will occur at or near the end of the month. The remaining distributions for 2014 will continue to be paid on or about the 15th of every month.

In the same section, the following will replace the formulas under “Managed Distribution Policy”:

1 The calculation for the 2014 monthly distributions will use September 30, 2013—rather than December 31, 2013—as the immediate prior year-end. Therefore, the “prior three calendar years” shall be from October 1, 2010, to September 30, 2013, and the “end of the prior calendar year” shall be September 30, 2013. The calculation for the monthly distributions for 2015 and other future years will revert back to be based on the prior three calendar years and a calendar year-end of December 31.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1497B 102013

Vanguard Valley Forge Funds

Supplement to the Statement of Additional Information

Reorganization of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund Into Vanguard Managed Payout Growth and Distribution Fund

The board of trustees of Vanguard Valley Forge Funds has approved an agreement and plan of reorganization (the Agreement) to reorganize Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund into Vanguard Managed Payout Growth and Distribution Fund (collectively, the Funds).

The reorganization will consolidate the assets of the Funds in order to simplify the Managed Payout Fund* lineup. It is anticipated that the larger combined fund will, over time, achieve economies of scale and could increase the ability for shareholders to receive ongoing stable distributions based on expected market conditions.

The reorganization does not require shareholder approval, and the closing of the reorganization is expected to occur on or about January 17, 2014. Prior to the closing, a combined information statement/prospectus will be issued to shareholders of the Growth Focus Fund and the Distribution Focus Fund. The combined information statement/prospectus will describe the reorganization, provide a description of the Growth and Distribution Fund, and include a comparison of the Funds.

Under the Agreement, shareholders of the Growth Focus Fund and Distribution Focus Fund after the closing will receive Investor Shares of the Growth and Distribution Fund in exchange for their shares of the Growth Focus Fund and the Distribution Focus Fund. The Growth and Distribution Fund will be renamed Vanguard Managed Payout Fund after the completion of the reorganization, and the Growth Focus Fund and the Distribution Focus Fund will cease operations.

It is anticipated that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Closed to New Accounts

Effective immediately, the Growth Focus Fund and Distribution Focus Fund are closed to new accounts, and they will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

*U.S. Patent Nos. 8,180,695 and 8,185,464.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 002A 102013